Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Retained earnings (deficit)	AOCI	Non- controlling interests
Beginning Balance at Dec. 31, 2022	$ 6,836,439	$ 6,183,943	$ 184,299	$ 9,413	$ (997,945)	$ (160,063)	$ 1,616,792
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	10,617						(61,979)
Net loss	(33,305)				28,674
Effect of redeemable non-controlling interests not included in equity (note 16)	(24,598)						(24,598)
OCI	58,794					57,777	1,017
Dividends declared and distributions to non-controlling interests	(333,956)				(279,634)		(54,322)
Dividends and issuance of shares under dividend reinvestment plan	0	30,482			(30,482)
Contributions received from non-controlling interests, net of cost	107,933						107,933
Common shares issued upon conversion of convertible debentures	11	11
Common shares issued under employee share purchase plan	5,229	5,229
Share-based compensation	13,162			13,162
Common shares issued pursuant to share-based awards	(5,301)	10,329		(15,321)	(309)
Ending Balance at Dec. 31, 2023	6,624,408	6,229,994	184,299	7,254	(1,279,696)	(102,286)	1,584,843
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,515,893)				(1,380,517)
Net loss	74,920						(135,376)
Net loss	(1,515,893)
Amounts reclassified from AOCI (note 14 and 24(b))	94,593					94,593
Effect of redeemable non-controlling interests not included in equity (note 16)	1,324						1,324
OCI	93,708					89,091	4,617
Dividends declared and distributions to non-controlling interests	(347,256)				(270,537)		(76,719)
Contributions received from non-controlling interests, net of cost	75,571						75,571
Common shares issued upon public offering, net of tax effected cost	1,129,695	1,150,000		(20,305)
Common shares issued under employee share purchase plan	3,954	3,954
Share-based compensation	15,242			15,242
Common shares issued pursuant to share-based awards	2,467	7,356		(5,784)	895
Non-controlling interest assumed on asset acquisition	(1,540)			(15,624)			14,084
Ending Balance at Dec. 31, 2024	$ 6,176,273	$ 7,391,304	$ 184,299	$ (19,217)	$ (2,929,855)	$ 81,398	$ 1,468,344